Other Payables And Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities [Abstract]
Payroll and related expenses	$ 460,893	$ 353,976
Provision for vendors on accrued expenses	106,720	99,389
Provision for vacation pay	103,960	91,179
Provision for warranty and cost	79,149	87,488
Provision for royalties	91,660	72,187
Provision for losses on long-term contracts	186,299	69,816
Provision for income tax, net of advances	59,342	34,130
Derivative instruments	42,363	24,924
Value added tax (“VAT”) payable	42,793	21,049
Other	375,960	353,579
Other payables and accrued expenses	$ 1,549,139	$ 1,207,717